UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22445

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST
 (Exact Name of Registrant as Specified in Charter)

100 Limestone Plaza, Fayetteville, New York 13066
 (Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (315) 234-9716

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901
 (Name and Address of Agent for Service)

With Copies to:

Gregg Kidd Pinnacle Capital Management, LLC 100 Limestone Fayetteville, NY 13066 (315) 234-9716	John H. Lively The Law Offices of John H. Lively& Associates, Inc. 2041 West 141st Terrace, Suite 119 Leawood, KS 66224 (913) 660-0778

Registrant’s Telephone Number, including Area Code:  315-234-9716

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Pinnacle Capital Management Balanced Fund
	Schedule of Investments
	July 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 63.98%

Accident & Health Insurance - 2.09%
2,403	Aflac, Inc.	$ 105,203

Air Courier Services - 2.31%
1,283	FedEx Corp.	115,855

Aircraft Engines & Engine Parts - 1.91%
1,286	United Technologies Corp.	95,730

Balls & Roller Bearings - 1.66%
2,308	Timken Co.	83,550

Beverages - 1.96%
2,822	Embotelladora Andina S.A. ADR (Chile)	98,206

Biological Products (No Diagnostic Substances) - 1.97%
2,253	Life Technologies Corp. *	98,862

Breweries - 2.22%
2,568	SABMiller PLC SP ADR	111,502

Communication Services, NEC - 2.19%
2,214	DIRECTV *	109,947

Computer & Office Equipment - 2.08%
533	International Business Machines Corp.	104,457

Computer Peripheral Equipment, NEC - 2.53%
18,323	Xerox Corp.	126,978

Computer Storage Devices - 2.00%
3,835	EMC Corp. *	100,515

Construction Machinery & Equipment - 1.64%
976	Caterpillar, Inc.	82,189

Credit Services - 1.53%
1,919	First Cash Financial Services, Inc. *	76,952

Crude Petroleum & Natural Gas - 2.14%
1,249	Apache Corp.	107,564

Electric & Other Electrical Equipment - 2.51%
6,066	General Electric Co.	125,869

Food and Kindred Products - 4.79%
3,010	Kraft Foods, Inc.	119,527
3,378	Unilever Plc. ADR	120,966
		240,493
General Industrial Machinery & Equipment, Nec - 2.45%
2,304	Pall Corp.	123,057

Grain Mill Products - 2.00%
2,110	Kellogg Co.	100,647

Grocery Stores - 2.44%
2,999	Companhia Brasileira de Distribuicao Class A (Brazil)	122,629

Meat Products - 1.95%
6,826	Brasil Foods S.A. ADR	98,158

Pharmaceutical Preparations - 4.49%
5,258	Mylan, Inc. *	121,092
2,552	Teva Pharmaceutical Industries Ltd. ADR	104,351
		225,443
Pumps & Pumping Equipment - 3.22%
4,299	ITT Corp.	80,563
3,380	Xylem, Inc.	81,052
		161,615
Semiconductors & Related Devices - 2.38%
4,652	Intel Corp.	119,556

Services-Computer Integrated Systems Design - 1.59%
1,413	Caci International, Inc. Class A *	79,764

Services-Miscellaneous Amusement & Recreation - 2.36%
2,411	Walt Disney Co.	118,477

Services-Prepackaged Software - 3.85%
3,338	Microsoft Corp.	98,371
1,636	Intuit, Inc.	94,921
		193,292
Wholesale-Petroleum & Petroleum Products (No Bulk Stations) - 1.72%
2,135	World Fuel Services Corp.	86,446

TOTAL FOR COMMON STOCK (Cost $3,165,259) - 63.98%		3,212,956

CORPORATE BONDS - 21.45%

Commercial Banks-Central US - 0.63%
25,000	LaSalle Bank NA BAC 2.50% 10/8/2013	31,796

Consumer Products-Misc. - 1.41%
60,000	Clorox Co. 5.95% 10/15/2017	70,683

Data Processing/Mgmt. - 0.62%
30,000	Dun & Bradstreet Corp. 6.00% 4/1/2013	31,002

Diversified Banking Inst. - 1.00%
25,000	JP Morgan Chase & Co. 5.25% 5/1/2015	27,165
25,000	Morgan Stanley 4.353% 3/1/2020 **	22,875
		50,040
Electric Products-Misc. - 2.57%
108,000	Emerson Electric Co. 5.375% 10/15/2017	128,875

Electric-Integrated - 2.22%
45,000	Empresa Nacional De Electric 8.625% 8/1/2015	52,806
50,000	Public Service Electric & Gas 6.75% 1/1/2016	58,520
		111,326
Finance-Commercial - 1.39%
70,000	Transamerica Fin. Corp. 0.00% 9/1/2012 ***	69,650

Finance-Consumer Loans - 0.90%
42,000	HSBC Finance Corp. 5.60% 2/15/2018	45,414

Finance-Credit Card - 2.52%
120,000	American Express Credit Co. 2.75% 9/15/2015	126,541

Finance-Invest Bnkr/Brkr - 1.04%
50,000	Merrill Lynch & Co. 5.00% 2/3/2014	52,123

Retail-Restaurants - 0.86%
40,000	Yum! Brands Inc. 4.25% 9/15/2015	43,439

Super-Regional Banks US - 1.50%
70,000	Wells Fargo & Co. 5.00% 11/15/2014	75,250

Telephone-Integrated - 2.48%
100,000	Verizon Communications 6.10% 4/15/2018	124,438

Transport-Equipment & Leasing - 2.33%
32,000	Gatx Corp. 4.75% 10/1/2012	32,206
75,000	Gatx Corp. 8.75% 05/15/2014	84,646
		116,852

TOTAL FOR CORPORATE BONDS (Cost $1,051,699) - 21.45%		1,077,429

EXCHANGE TRADED FUNDS - 2.88%
3,622	SPDR Barclays Capital High Yield Bond	144,445

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $143,395) - 2.88%		144,445

OPEN-END FUNDS - 3.14%
16,023	Fidelity Floating Rate High Income Fund	157,665

TOTAL FOR OPEN-END FUNDS (Cost $ 156,957) - 3.14%		157,665

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 4.01%
100,000	United States Treasury Notes 0.875% 12/31/2016	101,563
100,000	United States Treasury Notes 0.25% 02/15/2015	99,992
		201,555

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $ 199,703) - 4.01%		201,555

SHORT TERM INVESTMENTS - 4.46%
223,746	Fidelity Institutional Money Market Portfolio 0.22% ** (Cost $223,746)	223,746

TOTAL INVESTMENTS (Cost $4,940,759) - 99.92%		5,017,796

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.08%		4,054

NET ASSETS - 100.00%		$ 5,021,850

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable Rate Security, the coupon rate shown represents the 7 day yield at July 31, 2012.
*** Zero coupon bond reflects effective yield on date of purchase.

NOTES TO FINANCIAL STATEMENTS
Pinnacle Capital Management Balanced Fund
1. SECURITY TRANSACTIONS

At July 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,940,759 amounted to $102,744, which consisted of aggregate gross unrealized appreciation of $279,170 and aggregate gross unrealized depreciation of $176,426.

2. SECURITY VALUATION

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the U.S. (“GAAP”).

All investments in securities are recorded at their estimated fair value.  The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$3,212,956	$0	$0	$3,212,956
Corporate Bonds	0	1,077,429	0	1,077,429
Exchange Traded Funds	144,445	0	0	144,445
Open-Ended Funds	157,665	0	0	157,665
U.S. Government Agencies & Obligations	201,555	0	0	201,555
Cash Equivalents	223,746	0	0	223,746
Total	$3,940,367	$1,077,429	$0	$5,017,796

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PINNACLE CAPITAL MANAGEMENT FUNDS TRUST

By /s/ Joseph Masella

 Joseph Masella

 President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.